Financial - risk management objectives and policies - Additional Informations (Details) - Allowance	Dec. 31, 2025 USD ($)
Disclosure of financial risk management objectives and policies [line items]
Financial assets	$ (22,330,000)
Trade and other receivables
Disclosure of financial risk management objectives and policies [line items]
Financial assets	$ (4,104,000)